OFFICE PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of office premises and equipment
	2013	2012
	(In thousands)

Land	$1,780	$2,055
Buildings and improvements, including construction-in-progress	11,933	12,229
Furniture and equipment	3,194	3,136
Automobiles	45	45
	16,952	17,465
Less accumulated depreciation	5,447	4,984

	$11,505	$12,481